Goodwill	12 Months Ended
Dec. 31, 2015
Goodwill

4. Goodwill

Goodwill is reviewed annually for impairment and whenever events or circumstances occur indicating that goodwill may be impaired. The company performed its annual impairment test in the fourth quarter of 2015, which indicated that goodwill was not impaired.

Changes in the carrying amount of goodwill by segment for the years ended December 31, 2015 and 2014 were as follows:

(millions)	Total	Services	Technology
Balance at December 31, 2013	$188.7	$80.0	$108.7
Translation adjustments	(4.8)	(4.8)	–
Balance at December 31, 2014	183.9	75.2	108.7
Translation adjustments	(6.5)	(6.5)	–
Balance at December 31, 2015	$177.4	$68.7	$108.7